Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	$ 144	$ 145
Unrecognized share of losses of associate	5	6
Cumulative unrecognized share of losses of associate	6	6
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	291	253
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	15	5
Loans	$ 0	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company Inc.
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	0
Undrawn credit commitments	131	138
Cumulative unrecognised share of losses of joint ventures	0
Unrecognised share of losses of joint ventures	0
Canadian Personal and Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	43	39
Canadian Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	18	23
U.S. Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	0
Capital Markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	48	45
Corporate and Other [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	664	640
Investments in associates	$ 35	$ 38